Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 124,267	$ 118,656	$ 102,551
Accumulated depreciation and amortization	(31,339)	(31,646)	(27,403)
Net value of property and equipment	92,928	87,010	75,148
Land	15,309	16,970	12,234
Total property, plant and equipment, net	108,237	103,980	87,382
Building [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	34,677	36,228	34,710
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	82,350	76,497	61,539
Office equipment and software [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	4,327	2,868	3,221
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	1,309	1,412	1,193
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 1,604	$ 1,651	$ 1,888